FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Aging Of Receivables [Table Text Block]

Aging of receivables were as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Trade receivables, gross
Current	$86.3	$110.7	$100.9
Past due 1-30 days	7.3	6.7	13.6
Past due 31-90 days	0.2	3.6	0.3
Past due over 90 days	0.9	0.9	0.3
	94.7	121.9	115.1
Allowance for doubtful accounts	(2.2)	–	(2.0)
Trade receivables, net	92.5	121.9	113.1
Other receivables, including sales tax recoverables	21.5	18.9	21.8
Accounts receivable (note 11)	$114.0	$140.8	$134.9

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The movement in the allowance for doubtful accounts in respect of trade receivables were as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Balance, beginning of period	$–	$2.0	$3.0
Increase (decrease) in provision	2.2	(2.0)	(1.0)
Balance, end of period (note 11)	$2.2	$–	$2.0